Net (Loss)/Income Per Share of Class A Common Stock - Narrative (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2021	Feb. 03, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	$ 0.11			$ 0.11
Public and Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities excluded	24,100	24,100
Percent of fully diluted outstanding common shares	16.00%	16.00%
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50		$ 11.50
Private Placement Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercise price of warrants (in dollars per share)	20.00
Trading price (in dollars per share)	$ 20		$ 20.00